MORTGAGE SERVICING RIGHTS (Tables)	12 Months Ended
Dec. 31, 2014
TransfersAndServicingAbstract
Schedule of summary of activity pertaining to mortgage servicing rights along with the aggregate activity in related valuation allowances
	Year Ended
	December 31,
	2014	2013
Balance, beginning	$918,247	$811,783
Mortgage servicing rights capitalized	150,546	224,975
Mortgage servicing rights amortized	(106,970)	(173,239)
Decrease in provision for loss in fair value	-	54,728

Balance, ending	$961,823	$918,247

Valuation allowances:

Balance, beginning	$178,896	$233,624
Decrease	-	(54,728)

Balance, ending	$178,896	$178,896

Schedule of estimated future amortization expense on mortgage servicing rights
Year Ending December 31,	Amount
2015	$148,084
2016	108,035
2017	102,795
2018	80,761
2019	36,941
Thereafter	485,207

$961,823